SUBSEQUENT EVENT (Details Textual)	Oct. 12, 2017 shares
Subsequent Event [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	20.00%
Business Acquisition, Percentage of Voting Interests Acquired	80.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	5,521,000
Hong Kong Limited [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage	80.00%